NET PROFIT (LOSS) PER SHARE (Details) - Schedule of Basic and Diluted Net Profit (Loss) Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Profit (Loss) Per Share [Line Items]
Net profit for the year	$ (1,489)	$ (1,876)	$ (2,912)	$ (2,619)	$ (5,108)	$ (3,488)
Denominator:
weighted average number of shares (in Shares)	250,847	252,462	251,655	252,462	252,462	252,371
Basic net profit per ordinary share (in Dollars per share)	$ (5.87)	$ (6.54)	$ (11.31)	$ (9.61)	$ 19.57	$ 12.74
MORINGA ACQUISITION CORP [Member]
Schedule of Basic and Diluted Net Profit (Loss) Per Share [Line Items]
Net profit for the year	$ (110,575)	$ 162,948	$ (310,793)	$ 476,143	$ 263,073	$ 584,025
Less – interest earned on Investments held in Trust Account	(75,305)	(318,002)	(149,236)	(1,063,043)	(1,364,444)	(1,685,666)
Net loss excluding interest	(185,880)	(155,054)	(460,029)	(586,900)	(1,101,371)	(1,101,641)
MORINGA ACQUISITION CORP [Member] | Class A Ordinary Shares Subject to Possible Redemption [Member]
Numerator:
Net loss excluding interest	(24,737)	(67,544)	(61,220)	(351,654)	(498,567)	(852,835)
Accretion to Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	113,930	558,002	226,486	1,463,043	$ 1,908,820	$ 1,685,666
Total	$ 89,193	$ 490,458	$ 165,266	$ 1,111,389
Denominator:
weighted average number of shares (in Shares)	515,019	2,589,567	515,019	5,015,185	2,774,850	11,500,000
Basic net profit per ordinary share (in Dollars per share)	$ 0.17	$ 0.19	$ 0.32	$ 0.22	$ 0.51	$ 0.07
MORINGA ACQUISITION CORP [Member] | Non-redeemable Class A and B Ordinary Shares [Member]
Numerator:
Net loss excluding interest	$ (161,143)	$ (87,510)	$ (398,809)	$ (235,246)	$ (602,804)	$ (248,806)
Accretion	(38,625)	(240,000)	(77,250)	(400,000)	$ (544,376)
Total	$ (199,768)	$ (327,510)	$ (476,059)	$ (635,246)
Denominator:
weighted average number of shares (in Shares)	3,355,000	3,355,000	3,355,000	3,355,000	3,355,000	3,355,000
Basic net profit per ordinary share (in Dollars per share)	$ (0.06)	$ (0.1)	$ (0.14)	$ (0.19)	$ (0.34)	$ (0.07)